Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 0.6%
Commercial Services & Supplies - 0.2%
Wildflower Improvement Association
6.63%, 03/01/2031 (A) (B)	$ 185,250	$ 179,195

Pharmaceuticals - 0.4%
Teva Pharmaceutical Finance Netherlands III BV
6.00%, 04/15/2024	500,000	498,942

Total Corporate Debt Securities (Cost $682,251)		678,137

MUNICIPAL GOVERNMENT OBLIGATIONS - 86.3%
Alabama - 2.9%
Alabama State University, Revenue Bonds,
BAM,
5.00%, 09/01/2040	995,000	1,073,695
County of Perry, General Obligation Unlimited,
Series B,
7.38%, 12/01/2030	240,000	240,087
Muscle Shoals Sheffield & Tuscumbia Solid Waste Disposal Authority, Revenue Bonds,
Series A,
6.00%, 05/01/2040 (A)	500,000	540,943
Tuscaloosa County Industrial Development Authority, Revenue Bonds,
Series A,
5.25%, 05/01/2044 (A)	1,550,000	1,499,220

		3,353,945

Arizona - 5.2%
Arizona Industrial Development Authority, Revenue Bonds
5.00%, 07/01/2055 (A)	170,000	144,813
Series A,
5.00%, 07/01/2027 - 07/01/2031	320,000	341,378
Series B,
5.00%, 07/01/2028	170,000	175,657
Industrial Development Authority of the City of Phoenix, Revenue Bonds,
4.63%, 07/01/2026 (A) (B)	375,000	376,053
Industrial Development Authority of the County of Pima, Revenue Bonds
5.00%, 07/01/2056 (A)	2,260,000	1,970,414
Series A,
7.00%, 11/15/2057 (A)	750,000	772,679
La Paz County Industrial Development Authority, Revenue Bonds,
5.88%, 06/15/2048 (A)	500,000	467,192
Maricopa County Elementary School District No. 62, General Obligation Unlimited,
Series A, AGM,
5.50%, 07/01/2043	215,000	249,583

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arizona (continued)
Maricopa County Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2036	$ 110,000	$ 112,155
Tempe Industrial Development Authority, Revenue Bonds,
Series B,
4.00%, 12/01/2056	2,130,000	1,493,978

		6,103,902

California - 2.7%
California County Tobacco Securitization Agency, Revenue Bonds,
5.88%, 06/01/2035	40,000	40,927
California Infrastructure & Economic Development Bank, Revenue Bonds,
Series A-1,
5.00%, 01/01/2056 (A)	130,000	102,018
California Municipal Finance Authority, Revenue Bonds
4.00%, 11/15/2056	665,000	508,460
Series A,
5.50%, 06/01/2038 (A)	600,000	603,203
California Public Finance Authority, Revenue Bonds,
Series A,
5.00%, 06/15/2049 (A)	225,000	203,435
California School Finance Authority, Revenue Bonds,
Series A,
5.88%, 06/01/2053 (A)	700,000	703,972
California Statewide Financing Authority, Revenue Bonds,
Series B,
6.00%, 05/01/2037	35,000	35,811
Golden State Tobacco Securitization Corp., Revenue Bonds,
Series B-2,
Zero Coupon, 06/01/2066	4,000,000	462,892
Sierra View Local Health Care District, Revenue Bonds,
4.00%, 07/01/2025	270,000	271,336
Washington Township Health Care District, General Obligation Unlimited,
Series B,
3.75%, 08/01/2040	100,000	93,208
Washington Township Health Care District, Revenue Bonds,
Series A,
5.75%, 07/01/2053	125,000	136,002

		3,161,264

Colorado - 17.6%
Access 25 Metropolitan District No. 2, General Obligation Limited,
6.75%, 12/01/2053 (A)	1,000,000	1,049,183
Arista Metropolitan District, General Obligation Limited,
Series A,
4.25%, 12/01/2043	500,000	504,915
Baseline Metropolitan District No. 1, General Obligation Unlimited,
Series A,
5.00%, 12/01/2051	1,000,000	911,673
Brighton Crossing Metropolitan District No. 6, General Obligation Limited,
5.00%, 12/01/2035	525,000	513,466

Transamerica Funds	Page 1

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Clear Creek Transit Metropolitan District No. 2, General Obligation Limited,
Series A,
5.00%, 12/01/2041 - 12/01/2050	$ 1,075,000	$ 975,368
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
3.00%, 01/15/2028	115,000	110,566
5.25%, 12/01/2052	250,000	263,060
Series A,
4.00%, 12/01/2048	500,000	469,066
Colorado International Center Metropolitan District No. 14, General Obligation Limited,
5.88%, 12/01/2046	1,000,000	1,000,057
Denver International Business Center Metropolitan District No. 1, General Obligation Limited,
6.00%, 12/01/2048	500,000	503,068
Fiddlers Business Improvement District, General Obligation Unlimited,
5.55%, 12/01/2047 (A)	400,000	407,092
Glen Metropolitan District No. 1, General Obligation Limited,
BAM,
2.00%, 12/01/2030	145,000	127,947
Glen Metropolitan District No. 2, General Obligation Limited,
Series A, BAM,
2.00%, 12/01/2030	415,000	385,726
Green Gables Metropolitan District No. 2, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2038	610,000	667,199
Hogback Metropolitan District, General Obligation Limited,
Series A,
5.00%, 12/01/2051	1,550,000	1,379,310
Littleton Village Metropolitan District No. 2, General Obligation Limited,
4.38%, 12/01/2043	250,000	254,823
Peak Metropolitan District No. 1, General Obligation Limited,
Series A,
5.00%, 12/01/2051 (A)	1,150,000	1,021,912
Peak Metropolitan District No. 3, General Obligation Limited,
7.50%, 12/01/2052	500,000	504,861
Rampart Range Metropolitan District No. 5, Revenue Bonds,
4.00%, 12/01/2051	3,000,000	2,205,135
Ravenna Metropolitan District, General Obligation Limited,
5.00%, 12/01/2043	385,000	413,635
Ridgeline Vista Metropolitan District, General Obligation Limited,
Series A,
5.25%, 12/01/2060	2,530,000	2,223,664
South Maryland Creek Ranch Metropolitan District, General Obligation Limited,
AGM,
5.00%, 12/01/2048	400,000	427,453
Transport Metropolitan District No. 3, General Obligation Limited
Series A-1,
4.13%, 12/01/2031	500,000	452,221
5.00%, 12/01/2041	1,365,000	1,172,488

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Verve Metropolitan District No. 1, General Obligation Limited,
6.75%, 12/01/2052	$ 1,000,000	$ 968,612
Westerly Metropolitan District No. 4, General Obligation Limited,
Series A,
5.00%, 12/01/2040 - 12/01/2050	1,700,000	1,540,091

		20,452,591

Connecticut - 1.4%
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
Series A,
5.00%, 01/01/2055 (A)	625,000	495,856
Series L-1,
4.00%, 07/01/2027	210,000	213,483
Series M,
4.00%, 07/01/2039	900,000	887,877

		1,597,216

Delaware - 1.3%
Delaware State Economic Development Authority, Revenue Bonds,
Series B,
5.25%, 11/15/2053	1,500,000	1,549,111

District of Columbia - 0.2%
District of Columbia, Revenue Bonds,
Series B,
5.00%, 07/01/2048	160,000	161,621
District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds,
Series A,
Zero Coupon, 06/15/2046	100,000	24,381

		186,002

Florida - 7.9%
Capital Trust Agency, Inc., Revenue Bonds,
Series A,
5.00%, 01/01/2056 (A)	450,000	347,330
City of Lakeland, Revenue Bonds,
5.00%, 11/15/2045	500,000	503,654
City of Pompano Beach, Revenue Bonds,
2.88%, 09/01/2026	20,000	19,103
County of Lake, Revenue Bonds,
5.00%, 01/15/2039 - 01/15/2054 (A)	925,000	843,874
Edgewater East Community Development District, Special Assessment,
4.00%, 05/01/2052	1,500,000	1,206,584
Florida Development Finance Corp., Revenue Bonds
4.00%, 07/01/2045	215,000	192,578
5.13%, 06/01/2040 (A)	400,000	355,069
Series A,
4.00%, 06/01/2030	1,000,000	935,400
Series B,
7.38%, 01/01/2049 (A)	2,230,000	2,265,511
Florida Housing Finance Corp., Revenue Bonds
Series 1, GNMA, FNMA, FHLMC,
1.65%, 01/01/2033	255,000	210,471
2.00%, 07/01/2032	75,000	64,941
Miami-Dade County Industrial Development Authority, Revenue Bonds,
Series A,
4.25%, 06/01/2030 (A)	650,000	606,024

Transamerica Funds	Page 2

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Palm Beach County Health Facilities Authority, Revenue Bonds,
Series A,
5.00%, 11/01/2031 - 11/01/2052	$ 445,000	$ 467,032
Pinellas County Educational Facilities Authority, Revenue Bonds
Series A,
4.00%, 06/01/2046 (A)	500,000	370,364
5.00%, 06/01/2056 (A)	1,000,000	829,648

		9,217,583

Georgia - 2.8%
Development Authority of Lagrange, Revenue Bonds,
5.00%, 10/15/2052	3,710,000	3,292,395

Idaho - 1.5%
Idaho Housing & Finance Association, Revenue Bonds,
Series A,
6.00%, 07/01/2049 - 07/01/2054 (A)	1,725,000	1,758,373

Illinois - 3.6%
Chicago Board of Education, General Obligation Unlimited,
Series A, AGM-CR,
5.00%, 12/01/2042	365,000	365,145
City of Chicago, General Obligation Unlimited,
7.52%, 01/01/2040	190,000	210,271
Cook County School District No. 132, General Obligation Limited,
Series A, AGM,
4.20%, 12/01/2027	271,000	279,112
Illinois Finance Authority, Revenue Bonds
Series A,
5.00%, 11/01/2049	975,000	799,521
5.63%, 08/01/2053 (A)	250,000	256,002
State of Illinois, General Obligation Unlimited
6.63%, 02/01/2035	23,077	24,236
7.35%, 07/01/2035	17,143	18,683
Village of Bolingbrook, General Obligation Unlimited,
Series A,
4.00%, 01/01/2027	135,000	135,594
Village of Oak Lawn, General Obligation Unlimited
Series A,
3.35%, 12/01/2026	315,000	311,803
5.23%, 12/01/2024	500,000	493,704
Western Illinois Economic Development Authority, Revenue Bonds,
4.00%, 06/01/2036	1,500,000	1,335,827

		4,229,898

Indiana - 1.4%
Fishers Town Hall Building Corp., Revenue Bonds,
Series A, BAM,
5.75%, 07/15/2058	455,000	517,978
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds,
Series F-1, BAM,
5.00%, 03/01/2058	1,000,000	1,060,126

		1,578,104

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Iowa - 0.6%
Lake Panorama Improvement Zone, General Obligation Limited,
AGM,
5.85%, 06/01/2038	$ 590,000	$ 650,726

Kansas - 0.1%
Wyandotte County Unified Government Special Obligation Revenue, Revenue Bonds,
NATL,
Zero Coupon, 12/01/2027	115,000	98,776

Louisiana - 1.4%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds,
3.88%, 11/01/2045 (A)	1,225,000	1,061,062
Parish of St. James, Revenue Bonds,
Series 2,
6.35%, 07/01/2040 (A)	500,000	544,683

		1,605,745

Maine - 0.1%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds
Series A, AGM,
4.38%, 07/01/2048	35,000	35,374
Series C,
5.13%, 07/01/2052	40,000	42,556

		77,930

Maryland - 0.4%
Maryland Economic Development Corp., Revenue Bonds,
5.75%, 09/01/2025	215,000	215,903
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds
AGM-CR,
5.00%, 07/01/2033	175,000	200,794
Series A,
4.00%, 07/01/2027	20,000	19,981

		436,678

Massachusetts - 0.3%
Massachusetts Development Finance Agency, Revenue Bonds,
5.00%, 10/01/2049	325,000	322,193

Michigan - 0.6%
Michigan Tobacco Settlement Finance Authority, Revenue Bonds,
Series C,
Zero Coupon, 06/01/2058	17,500,000	756,109

Minnesota - 0.7%
City of Ham Lake, Revenue Bonds,
Series A,
4.00%, 07/01/2028	140,000	133,498
City of Woodbury, Revenue Bonds,
4.00%, 07/01/2056	315,000	220,658
Duluth Economic Development Authority, Revenue Bonds,
4.00%, 07/01/2041	635,000	498,913

		853,069

Transamerica Funds	Page 3

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Missouri - 0.1%
Health & Educational Facilities Authority, Revenue Bonds,
4.25%, 12/01/2042 (A) (B)	$ 75,000	$ 73,383

Nebraska - 1.0%
City of Blair Water System Revenue, Revenue Bonds,
6.10%, 05/15/2027	1,000,000	1,000,691
Omaha Public Facilities Corp., Revenue Bonds,
Series A,
4.25%, 10/15/2054	200,000	200,221

		1,200,912

Nevada - 0.1%
Carson City, Revenue Bonds,
Series A,
5.00%, 09/01/2037	155,000	158,887

New Jersey - 1.4%
Camden County Improvement Authority, Revenue Bonds,
6.00%, 06/15/2042	330,000	365,956
Essex County Improvement Authority, Revenue Bonds
Series A,
5.00%, 12/01/2035 (C) (D)	500,000	300,000
5.13%, 12/01/2045 (C) (D)	30,000	18,000
New Jersey Economic Development Authority, Revenue Bonds
Series A,
5.13%, 09/01/2052 (A)	760,000	717,051
Series B,
6.50%, 04/01/2031 (B)	10,000	10,113
Passaic County Improvement Authority, Revenue Bonds,
5.50%, 07/01/2058	250,000	258,335

		1,669,455

New York - 4.0%
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
Series A,
5.00%, 08/01/2052	375,000	343,645
Build NYC Resource Corp., Revenue Bonds
Series A,
4.00%, 06/15/2056 (A)	350,000	245,590
5.00%, 12/01/2051 (A)	750,000	638,207
New York City Industrial Development Agency, Revenue Bonds,
FGIC,
CPI-YoY + 0.89%, 4.03% (E), 03/01/2027	20,000	20,058
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
Series D-1,
5.00%, 02/01/2037	515,000	516,348
New York Counties Tobacco Trust IV, Revenue Bonds,
Series A,
5.00%, 06/01/2038	25,000	24,746

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York State Dormitory Authority, Revenue Bonds,
AMBAC,
5.25%, 07/01/2025	$ 100,000	$ 101,842
New York State Thruway Authority, Revenue Bonds,
Series B, AGM,
4.00%, 01/01/2045	1,000,000	1,001,569
Village of Brewster, General Obligation Unlimited,
5.00%, 05/01/2033	50,000	55,199
Westchester County Local Development Corp., Revenue Bonds
AGM,
5.00%, 11/01/2047	615,000	655,129
5.75%, 11/01/2048	515,000	587,021
Yonkers Economic Development Corp., Revenue Bonds,
Series A,
5.00%, 10/15/2054	440,000	410,605

		4,599,959

North Carolina - 0.9%
North Carolina Medical Care Commission, Revenue Bonds
Series C,
3.00%, 10/01/2036	25,000	21,873
4.00%, 10/01/2031	30,000	30,135
North Carolina Turnpike Authority, Revenue Bonds,
Series B,
5.00%, 02/01/2024	1,000,000	1,000,000

		1,052,008

North Dakota - 0.5%
City of Grand Forks, Revenue Bonds
4.00%, 12/01/2035	105,000	100,383
Series A, AGM,
5.00%, 12/01/2043 - 12/01/2048	440,000	469,784

		570,167

Ohio - 3.7%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds,
Series B-3, Class 2,
Zero Coupon, 06/01/2057	13,000,000	1,329,095
City of Cleveland, Revenue Bonds,
5.38%, 09/15/2027 (B)	20,000	20,002
County of Hamilton, Revenue Bonds,
Series A,
5.25%, 01/01/2038	1,000,000	1,016,320
Ohio Air Quality Development Authority, Revenue Bonds,
2.88%, 02/01/2026	145,000	139,638
Ohio Higher Educational Facility Commission, Revenue Bonds
5.00%, 01/01/2028 - 01/01/2032	65,000	68,164
5.38%, 12/01/2052	1,285,000	1,270,059
West Holmes Local School District, Certificate of Participation,
5.25%, 12/01/2053	400,000	433,777

		4,277,055

Transamerica Funds	Page 4

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oklahoma - 0.4%
Pontotoc County Educational Facilities Authority, Revenue Bonds,
4.00%, 09/01/2032	$ 410,000	$ 430,491

Oregon - 1.1%
Salem Hospital Facility Authority, Revenue Bonds,
4.00%, 05/15/2040 - 05/15/2057	965,000	742,242
Yamhill County Hospital Authority, Revenue Bonds,
Series A,
5.00%, 11/15/2056	725,000	557,513

		1,299,755

Pennsylvania - 2.3%
Cumberland County Municipal Authority, Revenue Bonds,
5.00%, 01/01/2039 - 01/01/2045	535,000	478,114
Montgomery County Industrial Development Authority, Revenue Bonds,
Series A,
4.00%, 10/01/2041	450,000	396,951
Pennsylvania Economic Development Financing Authority, Revenue Bonds
4.00%, 07/01/2046	2,000,000	1,754,231
4.13%, 12/31/2038	55,000	53,581

		2,682,877

Puerto Rico - 0.1%
Puerto Rico Electric Power Authority, Revenue Bonds,
Series UU, AGM,
5.00%, 07/01/2024	110,000	110,005

Rhode Island - 0.2%
City of Providence, General Obligation Unlimited,
Series A,
5.00%, 01/15/2025	240,000	243,726

South Carolina - 0.3%
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
5.00%, 10/01/2026 (A)	350,000	348,426

Tennessee - 2.0%
Knox County Health Educational & Housing Facility Board, Revenue Bonds,
Series A-1,
5.50%, 07/01/2059	1,500,000	1,639,739
Metropolitan Government Nashville & Davidson County Industrial Development Board, Special Assessment,
4.00%, 06/01/2051 (A)	750,000	632,764

		2,272,503

Texas - 2.0%
Bexar County Health Facilities Development Corp., Revenue Bonds,
5.00%, 07/15/2042	500,000	441,084
City of Rowlett, Special Assessment
4.13%, 09/15/2041 (A)	448,000	397,676
4.25%, 09/15/2051 (A)	514,000	434,347

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Harris County Municipal Utility District No. 165, General Obligation Unlimited,
3.10%, 03/01/2034	$ 50,000	$ 46,582
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds,
5.00%, 01/01/2047 - 01/01/2055	1,000,000	804,005
Van Alstyne Economic Development Corp., Revenue Bonds,
4.00%, 08/15/2031	240,000	223,076

		2,346,770

Utah - 1.3%
Downtown East Streetcar Sewer Public Infrastructure District, General Obligation Limited,
6.00%, 03/01/2053 (A)	1,500,000	1,501,950

Virginia - 4.8%
Danville Industrial Development Authority, Revenue Bonds,
Series A,
4.00%, 10/01/2027	60,000	55,914
Henrico County Economic Development Authority, Revenue Bonds,
Series C,
5.00%, 12/01/2047	255,000	250,797
Isle Wight County Industrial Development Authority, Revenue Bonds
4.75%, 07/01/2053	690,000	714,054
5.25%, 07/01/2048 - 07/01/2053	1,825,000	2,006,961
James City County Economic Development Authority, Revenue Bonds,
Series A,
6.88%, 12/01/2058	1,500,000	1,607,756
Virginia Small Business Financing Authority, Revenue Bonds,
Series A,
5.00%, 01/01/2027	50,000	51,447
Williamsburg Economic Development Authority, Revenue Bonds,
Series B,
5.25%, 07/01/2053	785,000	857,610

		5,544,539

Washington - 1.8%
Washington State Housing Finance Commission, Revenue Bonds,
6.38%, 07/01/2063 (A)	1,875,000	2,055,164

Wisconsin - 5.6%
Public Finance Authority, Revenue Bonds
5.00%, 06/15/2053	125,000	117,536
6.38%, 07/01/2043 (A)	275,000	281,741
6.63%, 07/01/2053 (A)	500,000	512,741
6.75%, 07/01/2058 (A)	520,000	535,513
Series A,
4.00%, 07/01/2051	215,000	166,948
4.25%, 12/01/2051 (A)	1,500,000	1,194,644
5.00%, 06/15/2049 (A)	90,000	82,046
6.75%, 06/01/2062 (A)	650,000	634,273
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
4.00%, 12/01/2051 - 12/01/2056	1,200,000	815,349
5.00%, 08/01/2039	450,000	346,893

Transamerica Funds	Page 5

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (continued)
Series A,
5.13%, 04/01/2057	$ 2,280,000	$ 1,799,071

		6,486,755

Total Municipal Government Obligations (Cost $109,961,058)		100,206,397

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 4.3%
U.S. Treasury Bills
5.39% (F), 02/27/2024	5,000,000	4,981,033

Total Short-Term U.S. Government Obligation (Cost $4,980,965)		4,981,033

REPURCHASE AGREEMENT - 9.9%
Fixed Income Clearing Corp., 2.50% (F), dated 01/31/2024, to be repurchased at $11,535,122 on 02/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 07/15/2026, and with a value of $11,765,061.	11,534,321	11,534,321

Total Repurchase Agreement (Cost $11,534,321)		11,534,321

Total Investments (Cost $127,158,595)		117,399,888
Net Other Assets (Liabilities) - (1.1)%		(1,251,982)

Net Assets - 100.0%		$ 116,147,906

Transamerica Funds	Page 6

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$678,137	$—	$678,137
Municipal Government Obligations	—	100,206,397	—	100,206,397
Short-Term U.S. Government Obligation	—	4,981,033	—	4,981,033
Repurchase Agreement	—	11,534,321	—	11,534,321

Total Investments	$—	$117,399,888	$—	$117,399,888

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the total value of 144A securities is $30,060,636, representing 25.9% of the Fund’s net assets.
(B)	Restricted securities. At January 31, 2024, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Wildflower Improvement Association 6.63%, 03/01/2031	12/10/2020	$181,870	$179,195	0.2%
Municipal Government Obligations	Industrial Development Authority of the City of Phoenix Revenue Bonds 4.63%, 07/01/2026	04/06/2016	375,006	376,053	0.3
Municipal Government Obligations	Health & Educational Facilities Authority Revenue Bonds 4.25%, 12/01/2042	09/10/2019	78,020	73,383	0.1
Municipal Government Obligations	New Jersey Economic Development Authority Revenue Bonds Series B 6.50%, 04/01/2031	01/22/2015	10,535	10,113	0.0	(H)
Municipal Government Obligations	City of Cleveland Revenue Bonds 5.38%, 09/15/2027	07/27/2015	20,062	20,002	0.0	(H)

Total			$665,493	$658,746	0.6%

(C)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2024, the total value of such securities is $318,000, representing 0.3% of the Fund’s net assets.
(D)	Non-income producing securities.
(E)	Floating or variable rate security. The rate disclosed is as of January 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(F)	Rates disclosed reflect the yields at January 31, 2024.
(G)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(H)	Percentage rounds to less than 0.1% or (0.1)%.

MUNICIPAL INSURER ABBREVIATIONS:

AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.

Transamerica Funds	Page 7

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

PORTFOLIO ABBREVIATIONS:

CPI-YoY	Consumer Price Index–Year over Year
CR	Custodial Receipts

Transamerica Funds	Page 8

Transamerica High Yield Muni

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica High Yield Muni (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Funds	Page 9